Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	3 Months Ended
Mar. 31, 2021 USD ($)
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	$ 22,400,000
Change in valuation inputs or other assumptions	(14,420,000)
Fair value as of March 31, 2021	7,980,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	41,400,000
Change in valuation inputs or other assumptions	(25,587,500)
Fair value as of March 31, 2021	15,812,500
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	63,800,000
Change in valuation inputs or other assumptions	(40,007,500)
Fair value as of March 31, 2021	$ 23,792,500